Document and Entity Information	Jan. 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001483510
Document Type	8-K
Document Period End Date	Jan. 13, 2021
Entity Registrant Name	EXPRESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34742
Entity Tax Identification Number	26-2828128
Entity Address, Address Line One	1 Express Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	(614)
Local Phone Number	474-4001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	EXPR
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	EXPR
Security Exchange Name	NYSE